Maturity Analysis of Financial Liabilities	12 Months Ended
Dec. 31, 2021
Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [Abstract]
Disclosure of maturity analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [text block]
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Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities
	Dec 31, 2021
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	226,091	0	0	0	0
Interest bearing deposits	169,144	118,909	71,020	12,195	10,015
Trading liabilities[1]	54,676	0	0	0	0
Negative market values from derivative financial instruments[1]	287,109	0	0	0	0
Financial liabilities designated at fair value through profit or loss	30,911	7,582	16,764	2,249	2,438
Investment contract liabilities[2]	0	0	562	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting[3]	0	678	423	286	79
Central bank funds purchased	0	0	0	0	0
Securities sold under repurchase agreements	227	33	40	448	8
Securities loaned	24	0	0	0	0
Other short-term borrowings	2,676	953	607	0	0
Long-term debt	0	36,692	14,770	71,239	31,449
Trust preferred securities	0	0	529	0	0
Lease liabilities	37	142	503	1,750	2,082
Other financial liabilities	78,311	3,225	337	456	12
Off-balance sheet loan commitments	175,114	0	0	0	0
Financial guarantees	24,024	0	0	0	0
Total[4]	1,048,344	168,213	105,556	88,623	46,083

[1] Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2] These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[3] Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[4] The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.
	Dec 31, 2020
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	220,501	0	0	0	0
Interest bearing deposits	154,777	105,566	64,729	13,815	10,230
Trading liabilities[1]	44,289	0	0	0	0
Negative market values from derivative financial instruments[1]	327,775	0	0	0	0
Financial liabilities designated at fair value through profit or loss	23,692	16,204	3,451	2,127	2,095
Investment contract liabilities[2]	0	0	526	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting[3]	0	354	66	319	541
Central bank funds purchased	0	0	0	0	0
Securities sold under repurchase agreements	1,815	17	0	504	1
Securities loaned	1,697	0	0	0	0
Other short-term borrowings	1,385	919	1,530	0	0
Long-term debt	1	14,430	48,164	68,130	31,637
Trust preferred securities	0	0	1,345	0	0
Lease liabilities	49	128	522	1,804	2,064
Other financial liabilities	86,618	2,565	225	501	16
Off-balance sheet loan commitments	164,843	0	0	0	0
Financial guarantees	20,337	0	0	0	0
Total[4]	1,047,779	140,182	120,556	87,200	46,584

[1] Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2] These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[3] Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[4] The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.